LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund (Standard and Service Class) Summary
Investment Objective
The investment objective of the LVIP ClearBridge Large Cap Managed Volatility Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP ClearBridge Large Cap Managed Volatility Fund		Standard Class	Service Class
Management Fee		0.69%	0.69%
Distribution and/or Service (12b-1) fees		none	0.35%
Other Expenses	[1]	0.32%	0.32%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.78%	0.78%
Total Annual Fund Operating Expenses	[1][2]	1.79%	2.14%
Less Fee Waiver and Expense Reimbursement	[3]	(0.91%)	(0.91%)
Total Annual Fund Operating Expenses	[4]	0.88%	1.23%
[1]	Other expenses and AFFE are based on estimates for the current fiscal year.
[2]	(including AFFE)
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.69% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.10% of the Fund's average daily net assets for the Standard Class (and 0.45% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[4]	(After Fee Waiver/Expense Reimbursement)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP ClearBridge Large Cap Managed Volatility Fund (USD $)	1 year	3 years
Standard Class
Service Class

Expense Example, No Redemption LVIP ClearBridge Large Cap Managed Volatility Fund (USD $)	1 year	3 years
Standard Class
Service Class

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate has been provided.
Principal Investment Strategies
The Fund operates under a "fund of funds" structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the "underlying funds"), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.

The underlying funds are primarily ClearBridge Funds. The underlying funds invest in a broad and diverse group of equity and income securities, as well as derivatives and other investments that have economic characteristics similar to such securities. Under normal circumstances, the Fund, through underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to securities of large cap issuers, which, for purposes of the Fund, are companies within the capitalization range of the [_____] index. As of [___], the market capitalization range of the [___] Index was $[___] to $[___].

Large Cap Strategy. The Fund, through underlying funds, invests in equity securities, as well as in derivatives and other investments that have economic characteristics similar to such securities. An underlying fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which an underlying fund invests are large-capitalization issuers. The Fund invests in equities with a view to capital appreciation as well as income from dividend payments and other distributions.

The Fund, through underlying funds, invests primarily in large cap securities, but also invests in small and mid-cap companies. Portfolio managers of the underlying funds employ various active investment strategies, and may invest in the U.S. or in foreign markets, including emerging markets. Underlying funds may use proprietary quantitative investment models and bottom-up analyses of individual issuers for stock selection, portfolio construction, and risk control.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund's asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser also will periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund selection is made based on the Fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the Fund.

RPM Strategy. The Fund's adviser will also employ an actively managed risk-management overlay. This risk portfolio management strategy or "RPM strategy" consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and reduce the impact on the Fund's portfolio of significant market downturns during periods of high volatility. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund's equity exposure. Although the Fund is permitted to invest up to 20% of its assets in the RPM strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund's assets in the RPM strategy. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A "short position" would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a "long position" would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. "Volatility" in this context means variance in the Fund's investment returns. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures will fluctuate frequently based upon market conditions.

When market volatility is below the adviser's target volatility level, the adviser may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the RPM strategy may increase the Fund's economic exposure to equity securities up to a maximum of 100% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the "1940 Act") and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by "credit ratings" assigned by nationally recognized statistical rating organizations ("NRSROs"). A decrease in an issuer's credit rating may cause a decline in the value of the issuer's debt obligations. However, credit ratings may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
  Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
  Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds ("junk bonds"), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund's exposure to currency exchange rates and could negatively affect the value of the Fund's foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund's ability to benefit from favorable changes in currency exchange rates.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
  Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.
  Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or "turns over" its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
  Risk Management Strategy Risk. The success of the adviser's risk management strategy depends in part on the adviser's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund's benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund's performance may be negatively impacted in certain markets as a result of reliance on these models.
  Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund's value may decrease because of a single investment or a small number of investments.

Fund Performance
The Fund is expected to commence operations on or about May 1, 2015. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.